DERIVATIVE INSTRUMENTS - Cash flow hedging relationship on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Comprehensive loss from derivatives before reclassifications	$ (2,165)	$ (8,979)	$ 1,538
Loss reclassified from accumulated other comprehensive income (loss)	$ (6,567)	$ (3,683)	$ 2,138
Operating expenses (income)
Comprehensive Income (loss)	“Operating expenses (income)”	“Operating expenses (income)”
Loss reclassified from accumulated other comprehensive income (loss)	$ 6,567	$ 3,683
Other comprehensive income (loss)
Comprehensive Income (loss)	“Other comprehensive income (loss)”	“Other comprehensive income (loss)”
Comprehensive loss from derivatives before reclassifications	$ (2,165)	$ (8,979)